MINERAL PROPERTIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Mineral properties
Total Mineral Properties	$ 22,873,912	$ 22,803,912	$ 22,786,912
Relief Canyon Mine - Gold Acquisition
Mineral properties
Total Mineral Properties	8,571,071	8,501,071	8,501,071
Relief Canyon Mine - Newmont Properties
Mineral properties
Total Mineral Properties	13,709,441	13,709,441	13,709,441
Pershing Pass Property
Mineral properties
Total Mineral Properties	$ 593,400	$ 593,400	$ 576,400